Property and equipment (Tables)	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Land and premises	Rs.	10,259.7	Rs.	10,581.7	US$	207.9
Software and systems		7,087.9		8,387.6		164.8
Equipment and furniture		29,451.7		35,138.6		690.5

Property and equipment, at cost		46,799.3		54,107.9		1,063.2
Less: Accumulated depreciation		23,918.1		29,147.0		572.7

Property and equipment, net	Rs.	22,881.2	Rs.	24,960.9	US$	490.5